Lease Receivables (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Leases Disclosure [Line Items]
Minimum lease payments receivable	$ 2,839,000	¥ 232,798,000	¥ 209,723,000
Unearned income	(266,329)	(21,839,000)	(20,035,000)
Net lease receivables	$ 2,572,671	¥ 210,959,000	¥ 189,688,000